Lease Commitments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Lease Commitments
Number of branch spaces leased | item	17
Operating Leases, Rent Expense	$ 1,300	$ 1,400
Future minimum lease payments
2020	1,133
2021	1,027
2022	857
2023	750
2024	764
Thereafter	3,319
Total	$ 7,850